UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006

Check here if Amendment [ ]; Amendment Number:
                                                -----------
  This Amendment (Check only one.):             [ ] is a restatement.
                                                [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:              Promethean Asset Management, LLC
Address:           750 Lexington Avenue, 22nd Floor
                   New York, NY 10022

Form 13F File Number: 28-10097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:              Stephen Miller
Title:             Chief Financial Officer
Phone:             212-702-5200

Signature, Place, and Date of Signing:

/s/ Stephen Miller                     New York, NY              05/12/06
   [Signature]                         [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)



                                                              VALUE     SH/PRN  SH/       INVESTMENT  OTHER
ISSUER                       CLASS             CUSIP        (x$1000)   AMT PRN  PUT/CALL  DISCRETION MANAGERS  SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
3COM CORP                    COM               885535104     3,701     722,900  SH        DEFINED     01     722,900
A D C TELECOMMUNICATIONS     NOTE  1.000% 6/1  000886AD3     2,160   2,000,000  PRN       DEFINED     01                   2,000,000
ADAPTEC INC                  NOTE  0.750%12/2  00651FAG3     2,650   3,076,000  PRN       DEFINED     01                   3,076,000
AEROPOSTALE                  COM               007865108       799      26,500  SH        DEFINED     01      26,500
ANHEUSER BUSCH COS INC       COM               035229103     2,823      66,000  SH        DEFINED     01      66,000
BEA SYS INC                  COM               073325102     2,560     195,000  SH        DEFINED     01     195,000
BORLAND SOFTWARE CORP        COM               099849101       729     135,000  SH        DEFINED     01     135,000
BROCADE COMMUNICATIONS SYS I COM               111621108     2,356     352,700  SH        DEFINED     01     352,700
CASTLE ENERGY CORP           COM PAR$0.50N     148449309       677      27,900  SH        DEFINED     01      27,900
CASUAL MALE RETAIL GRP INC   NOTE  5.000% 1/0  148711AB0     3,147   3,000,000  PRN       DEFINED     01                   3,000,000
CONNETICS CORP               NOTE  2.250% 5/3  208192AB0     1,945   2,000,000  PRN       DEFINED     01                   2,000,000
CURAGEN CORP                 NOTE  4.000% 2/1  23126RAE1     1,656   2,083,000  PRN       DEFINED     01                   2,083,000
CURAGEN CORP                 SDCV  6.000% 2/0  23126RAC5     8,376   8,450,000  PRN       DEFINED     01                   8,450,000
DISCOVERY HOLDING CO         CL A COM          25468Y107     1,233      82,200  SH        DEFINED     01      82,200
DST SYS INC DEL              DBCV  3.625% 8/1  233326AD9     2,505   2,000,000  PRN       DEFINED     01                   2,000,000
ENZON PHARMACEUTICALS INC    NOTE  4.500% 7/0  293904AB4     9,044   9,777,000  PRN       DEFINED     01                   9,777,000
FLIR SYS INC                 COM               302445101       261       9,200  SH        DEFINED     01       9,200
FLIR SYS INC                 NOTE  3.000% 6/0  302445AB7     1,410   1,000,000  PRN       DEFINED     01                   1,000,000
FREEPORT-MCMORAN COPPER & GO NOTE  7.000% 2/1  35671DAK1    14,081   7,100,000  PRN       DEFINED     01                   7,100,000
GALAXY ENERGY CORP           COM               36318B106       380     339,111  SH        DEFINED     01     339,111
GASTAR EXPL LTD              COM               367299104       181      42,463  SH        DEFINED     01      42,463
GENERAL MTRS CORP            COM               370442105     6,381     300,000      PUT   DEFINED     01     300,000
GREY WOLF INC                NOTE  3.750% 5/0  397888AD0     2,493   2,000,000  PRN       DEFINED     01                   2,000,000
INFINITY ENERGY RESOURCES IN COM PAR .0001     45663L403     1,103     141,913  SH        DEFINED     01     141,913
JDS UNIPHASE CORP            NOTE        11/1  46612JAB7     6,233   6,000,000  PRN       DEFINED     01                   6,000,000
LEVEL 3 COMMUNICATIONS INC   NOTE  6.000% 3/1  52729NAS9     1,580   2,000,000  PRN       DEFINED     01                   2,000,000
LEXMARK INTL NEW             CL A              529771107       908      20,000  SH        DEFINED     01      20,000
LIBERTY MEDIA CORP NEW       COM SER A         530718105     1,043     127,000  SH        DEFINED     01     127,000
MAXXAM INC                   COM               577913106       364      11,200  SH        DEFINED     01      11,200
MCDONALDS CORP               COM               580135101     3,024      88,000  SH        DEFINED     01      88,000
MERIDIAN RESOURCE CORP       COM               58977Q109     1,025     253,000  SH        DEFINED     01     253,000
MIRANT CORP NEW              COM               60467R100       433      17,337  SH        DEFINED     01      17,337
NASDAQ 100 TR                COM               631100104    20,965     500,000      CALL  DEFINED     01     500,000
NASDAQ 100 TR                COM               631100104   121,597   2,900,000      CALL  DEFINED     01   2,900,000
NEWMONT MINING CORP          COM               651639106        78       1,500  SH        DEFINED     01       1,500
NEWMONT MINING CORP          COM               651639106      2595      50,000      CALL  DEFINED     01      50,000
NEWS CORP                    CL A              65248E104       387      23,300  SH        DEFINED     01      23,300
NOKIA CORP                   SPONSORED ADR     654902204     1,388      67,000  SH        DEFINED     01      67,000
PHOTRONICS INC               NOTE  2.250% 4/1  719405AE2     2,585   2,000,000  PRN       DEFINED     01                   2,000,000
PIONEER NAT RES CO           COM               723787107       664      15,000  SH        DEFINED     01      15,000
PIXELWORKS INC               SDCV  1.750% 5/1  72581MAB3     2,616   3,750,000  PRN       DEFINED     01                   3,750,000
POWERWAVE TECHNOLOGIES INC   NOTE  1.250% 7/1  739363AB5     4,043   3,000,000  PRN       DEFINED     01                   3,000,000
QUANTA SVCS INC              SDCV  4.500%10/0  74762EAC6     4,635   3,000,000  PRN       DEFINED     01                   3,000,000
RAMBUS INC DEL               NOTE         2/0  750917AB2     8,094   5,000,000  PRN       DEFINED     01                   5,000,000
REALNETWORKS INC             NOTE         7/0  75605LAB0     2,576   2,500,000  PRN       DEFINED     01                   2,500,000
RED HAT INC                  DBCV  0.500% 1/1  756577AB8     4,201   3,500,000  PRN       DEFINED     01                   3,500,000
SANMINA SCI CORP             COM               800907107       343      83,600  SH        DEFINED     01      83,600
SUNTERRA CORP                NOTE  3.750% 3/2  86787DAC3     7,472   7,150,000  PRN       DEFINED     01                   7,150,000
TEKELEC                      NOTE  2.250% 6/1  879101AE3       994   1,000,000  PRN       DEFINED     01                   1,000,000
TYCO INTL LTD NEW            COM               902124106     1,828      68,000  SH        DEFINED     01      68,000
UNITED ONLINE INC            COM               911268100     1,339     104,100  SH        DEFINED     01     104,100
WAL MART STORES INC          COM               931142103     3,118      66,000  SH        DEFINED     01      66,000

                  52                                       278,774




                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                              1
Form 13F Information Table Entry Total:                         52
Form 13F Information Table Value Total:                         $278,774
                                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No. Form 13F File Number Name

      01          28-10099                   Promethean Investment Group, LLC